Incorporated herein by reference is a supplement to the prospectus of MFS Equity Opportunities Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 28, 2014 (SEC Accession No. 0001104659-14-083831).